CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] Common Class A [Member] Common Stock [Member]	Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] Class B common stock Common Stock [Member]	Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] Additional Paid In Capital [Member]	Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] Retained Earnings [Member]	Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Total
Balance at the beginning at Dec. 31, 2019						$ 1,000	$ 26,248,000	$ (145,423,000)	$ (119,063,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								(25,905,000)	(25,905,000)
Balance at the end at Dec. 31, 2020		$ 690		$ (40,659,524)	$ (40,658,834)	1,000	23,907,000	(171,784,000)	(146,938,000)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	$ 0	0	0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Remeasurement of Class A common stock to redemption amount			1,302,710	25,364,664	26,667,374
Excess cash received from sale of Private Placement Warrants			1,278,400		1,278,400
Net income (loss)	$ 0	$ 0	$ 0	(15,294,860)	(15,294,860)
Balance at the end at Dec. 31, 2020		$ 690		(40,659,524)	(40,658,834)	1,000	23,907,000	(171,784,000)	(146,938,000)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption amount				33,447	33,447
Net income (loss)				(12,898,082)	(12,898,082)			(93,347,000)	(93,347,000)
Balance at the end at Dec. 31, 2021		$ 690		$ (53,524,159)	$ (329,836,000)	$ 1,000	$ (64,549,000)	(265,507,000)	(329,836,000)
Balance at the end (in shares) at Dec. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								$ (5,703,000)	(5,703,000)
Balance at the end at Mar. 31, 2022									$ 10,037,000